Consolidated Statement of Cash Flows (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	2,457	2,104	1,854
Adjustments to reconcile net income to net cash provided from operating activities:
Depreciation and amortization	884	834	790
Deferred income taxes (Note 14)	531	418	138
Gain on disposal of property (Notes 5, 13)	(348)	(152)	(226)
Changes in operating assets and liabilities:
Accounts receivable	(51)	(3)	39
Material and supplies	11	(43)	32
Accounts payable and other	34	285	(204)
Other current assets	(2)	13	77
Other, Net	(540)	(457)	(221)
Net cash provided by operating activities	2,976	2,999	2,279
Investing activities
Property additions	(1,625)	(1,586)	(1,402)
Acquisitions, net of cash acquired (Note 3)	0	0	(373)
Disposal of property (Note 5)	369	168	231
Change in restricted cash and cash equivalents	(499)	0	0
Other, net	26	35	107
Net cash used in investing activities	(1,729)	(1,383)	(1,437)
Financing activities
Issuance of debt	1,361	0	1,626
Repayment of debt	(1,083)	(184)	(2,109)
Issuance of common shares due to exercise of stock options and related excess tax benefits realized (Note11)	77	115	73
Repurchase of common shares (Note 10)	(1,420)	(913)	0
Dividends paid	(585)	(503)	(474)
Net cash used in financing activities	(1,650)	(1,485)	(884)
Effect of foreign exchange fluctuations on US dollar-denominated cash and cash equivalents	14	7	(19)
Net increase (decrease) in cash and cash equivalents	(389)	138	(61)
Cash and cash equivalents, beginning of year	490	352	413
Cash and cash equivalents, end of year	101	490	352
Supplemental cash flow information
Net cash receipts from customers and other	8,995	8,404	7,505
Net cash payments for:
Employee services, suppliers and other expenses	(4,643)	(4,334)	(4,323)
Interest	(329)	(366)	(407)
Personal injury and other claims (Note 17)	(97)	(64)	(112)
Pensions (Note 12)	(468)	(427)	(139)
Income taxes (Note 14)	(482)	(214)	(245)
Net cash provided by operating activities	2,976	2,999	2,279